Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 15,681	$ 10,235	$ 42,480
Accounts receivable, net of allowances	1,803	1,889	1,454
Notes and other receivables	785	86	215
Inventory	3,228	2,442	1,965
Short-term investments			43,125
Note receivable		150
Prepaid expenses and other current assets	2,181	2,803	3,953
Current assets of discontinued operations		12,261	12,770
Total Current Assets	23,678	29,866	105,962
Property and equipment, net	1,009	1,064	1,211
Operating lease right-of-use asset, net	434	531	1,013
Software development costs, net	1,113	1,265	1,144
Investments in equity securities	1,414	330	1,838
Long-term investments	50	716	2,500
Intangible assets, net	2,573	2,994	10,010
Goodwill, net			2,127
Other assets	174	158	177
Non-current assets of discontinued operations		20,711	30,691
Total Assets	30,445	57,635	156,673
Current Liabilities
Accounts payable	1,665	1,503	1,753
Accrued liabilities	5,374	2,619	2,783
Operating lease obligation, current	200	211	430
Deferred revenue	1,124	1,323	1,660
Short-term debt	13,800	13,643	3,490
Acquisition liability		197	5,114
Warrant liability	1,500
Current liabilities of discontinued operations		5,218	11,901
Total Current Liabilities	23,663	24,714	27,131
Long Term Liabilities
Operating lease obligation, noncurrent	245	334	577
Acquisition liability, noncurrent			220
Non-current liabilities of discontinued operations		472	559
Total Liabilities	23,908	25,520	28,487
Stockholders’ Equity
Preferred Stock –$0.001 par value; 5,000,000 shares authorized
Common stock value	43	4	2
Additional paid-in capital	346,799	346,668	332,761
Treasury stock, at cost, 1 share	(695)	(695)	(695)
Accumulated other comprehensive (loss) income	(189)	1,061	44
Accumulated deficit	(337,555)	(313,739)	(250,309)
Stockholders’ Equity Attributable to Inpixon	8,403	33,299	81,803
Non-controlling Interest	(1,866)	(1,184)	1,688
Total Stockholders’ Equity	6,537	32,115	83,491
Total Liabilities and Stockholders’ Equity	30,445	57,635	156,673
Series7 Convertible Preferred Stock
Mezzanine Equity
Convertible preferred stock			44,695
Series8 Convertible Preferred Stock
Mezzanine Equity
Convertible preferred stock
Series 4 Convertible Preferred Stock
Stockholders’ Equity
Preferred stock
Series 5 Convertible Preferred Stock
Stockholders’ Equity
Preferred stock